RESEARCH COLLABORATION AGREEMENT AND LICENSE AGREEMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research Collaboration Agreement And License Agreement Textual Abstract
Research and development, net	$ 4,148	$ 4,031	$ 2,939
License Agreement and Collaboration Agreement [Member]
Research Collaboration Agreement And License Agreement Textual Abstract
Research and development, net	$ 29	$ 74	$ 293